Supplement Dated February 24, 2023

to the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus

dated May 1, 2022 for the

Schwab Genesis Variable Annuity™ and Schwab Genesis Advisory Variable Annuity™ contracts

Issued by

Protective Life Insurance Company

PLICO Variable Annuity Account S

This Supplement amends certain information in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus, the following fund information is removed and replaced by the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund – Service Class (1)	0.99%	21.56%	24.26%	18.71%	3

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-456-6330. Please keep this Supplement for future reference.